Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net revenues
Sales of products	¥ 25,612,836	¥ 24,312,644	¥ 20,914,150
Financing operations	1,621,685	1,379,267	1,150,042
Total net revenues	27,234,521	25,691,911	22,064,192
Costs and expenses
Cost of products sold	20,916,362	19,988,245	18,010,569
Cost of financing operations	925,314	812,894	630,426
Selling, general and administrative	2,642,281	2,598,660	2,102,309
Total costs and expenses	24,483,957	23,399,799	20,743,304
Operating income	2,750,564	2,292,112	1,320,888
Other income (expense)
Interest and dividend income	147,122	115,410	98,673
Interest expense	(22,871)	(19,630)	(22,967)
Foreign exchange gain, net	88,140	50,260	5,551
Other income (loss), net	(70,127)	2,928	1,504
Total other income (expense)	142,264	148,968	82,761
Income before income taxes and equity in earnings of affiliated companies	2,892,828	2,441,080	1,403,649
Provision for income taxes	893,469	767,808	551,686
Equity in earnings of affiliated companies	308,545	318,376	231,519
Net income	2,307,904	1,991,648	1,083,482
Less - Net income attributable to noncontrolling interests	(134,566)	(168,529)	(121,319)
Net income attributable to Toyota Motor Corporation	¥ 2,173,338	¥ 1,823,119	¥ 962,163
Net income attributable to Toyota Motor Corporation per share
- Basic	¥ 688.02	¥ 575.30	¥ 303.82
- Diluted	687.66	574.92	303.78
Cash dividends per share	¥ 200.00	¥ 165.00	¥ 90.00